Related Party Transactions (Tables) - Yingxi Industrial Chain Group Co Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Due from Related Parties

Due from related parties at June 30, 2017 and December 31, 2016 consist of as follows:

Related Party Name	June 30,2017	December 31, 2016	Relationship with the Company
Hong Zhida	$20,871	$-	CEO
Chen Zhongpeng	953	-	Company’s legal representative
	$21,824	$-

Due from related parties at December 31, 2016 and 2015 consist of the following:

Related party	December 31, 2016	December 31, 2015	Relationship with the Company
Chen Zhongpeng	$-	$263,308	Company’s legal representative
Huang Dewu	-	193,660	Company’s legal representative
Chen Qiuying	-	77,000	Company’s supervisor
	$-	$533,968

Schedule of Due to Related Parties

Due to related parties at June 30, 2017 and December 31, 2016 consist of as follows:

Related Party Name	June 30, 2017	December 31, 2016	Relationship with the Company
Yang Bihua	$18,276	$1,957	Company’s legal representative
Ding Yinping	501,245	750,842	Company’s legal representative
Huang Jinlong	1,289,950	1,091,348	Company’s supervisor
Chen Zhongpeng	814,688	459,232	Company’s legal representative
Huang Dewu	127,375	15,807	Company’s legal representative
Shareholders of acquired subsidiaries	-	1,580,844
	$2,751,534	$3,900,030

Due to related parties at December 31, 2016 and 2015 consist of the following:

Related party	December 31, 2016	December 31, 2015	Relationship with the Company
Chen Zhongpeng	$459,232	$-	Company’s legal representative
Yang Bihua	1,957	58,071	Company’s legal representative
Huang Dewu	15,807	-	Company’s legal representative
Ding Yinping	750,842	867,524	Company’s legal representative
Huang Jinlong	1,091,348	1,080,660	Company’s supervisor
Shareholders for acquisition of subsidiaries	1,580,844	-	Shareholders under common control
	$3,900,030	$2,006,255